Income Taxes - Schedule of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Operating loss carryforward	$ 37,479	$ 35,404
Capital loss carryforward	17,568	17,705
Deferred revenue	10,564	17,169
Property, plant, and equipment	2,549	1,438
Intangible assets	31,969	34,836
Accrued expenses	46,943	60,862
Bad debt allowance	152	212
Hedge accounting	23
Marketable securities	1,348
Other, net	5,517	10,077
Total deferred tax assets	154,112	177,704
Valuation allowance for deferred tax assets	(22,175)	(27,857)
Net deferred tax assets	131,937	149,847
Deferred tax liabilities:
Property, plant, and equipment	(6,770)	(8,991)
Marketable securities		(541)
Hedge accounting	(48)	(17)
Other, net	(238)	(198)
Total deferred tax liabilities	(7,055)	(9,747)
Net deferred tax assets	124,882	140,100
Net deferred tax assets alternative
Domestic (Israel)	4,499	4,888
Foreign (North America)	120,383	135,212
Net deferred tax assets	$ 124,882	$ 140,100